Document and Entity Information	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	Waton Financial Ltd
Entity Central Index Key	0001987363
Entity Emerging Growth Company	true
Entity Ex Transition Period	false